Business, Liquidity and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of liabilities measured at fair value on a recurring basis
	Balance at December 31, 2013	Level 1 Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	$5,226	$-	$-	$5,226
Fair value liability for shares to be issued	1,019	1,019	-	-
Total liabilities at fair value	$6,245	$1,019	$-	$5,226

	Balance at December 31, 2014	Level 1 Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	$9,225	$-	$-	$9,225
Fair value liability for shares to be issued	75	75	-	-
Total liabilities at fair value	$9,300	$75	$-	$9,225

Schedule of activity of accrued restructuring liability determined by Level 3 inputs
	Facility Related Liabilities
(In thousands)	2013	2014
Balance, January 1	$392	$12
Cash payments	(380)	(12)
Balance, December 31	$12	$-

Schedule of fair value liability of price adjustable warrants determined by Level 3
		Weighted average as of each measurement date
	Fair value liability for price adjustable warrants (in thousands)	Exercise Price	Stock Price	Volatility	Contractual life (in years)	Risk free rate
Balance at December 31, 2012	$4,169	$0.28	$0.46	146%	4.64	0.66%
Fair value of warrants issued in connection to amendments to notes payable	1,208	0.28	0.28	140%	5.50	1.55%
Change in fair value included in consolidated statement of operations	(151)	-	-	-	-	-
Balance at December 31, 2013	5,226	0.28	0.4	124%	4.08	1.30%
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares	5,929	0.75	1.50	123%	7.0	0.55%
Exercise of Warrants	(1,917)	0.36	1.14	133%	3.07	0.77%
Change in fair value included in consolidated statement of operations	(13)	-	-	-	-	-
Balance at December 31, 2014	$9,225	$0.42	0.95	121%	3.51	0.90%

Schedule of anti-dilutive securities
	Year Ended December 31,
	2013	2014
Stock options outstanding	284,829	1,084,106
Warrants	17,017,601	21,212,813
Common shares underlying Series C convertible preferred stock	-	8,000,000
Total	17,302,430	30,296,919